Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Communication Services: 9.2%
172,693		Activision Blizzard, Inc.	$13,979,499	1.6
450,481		Comcast Corp. – Class A	20,839,251	2.4
639,197		Interpublic Group of Cos., Inc.	10,655,414	1.2
319,889	(1)	ViacomCBS, Inc. - Class B	8,960,091	1.0
206,828		Walt Disney Co.	25,663,218	3.0
			80,097,473	9.2

		Consumer Discretionary: 7.7%
85,312		Best Buy Co., Inc.	9,494,373	1.1
69,757		Darden Restaurants, Inc.	7,027,320	0.8
88,770		Hasbro, Inc.	7,343,055	0.9
228,352		Las Vegas Sands Corp.	10,654,904	1.2
90,458		Nike, Inc. - Class B	11,356,097	1.3
265,065		Service Corp. International	11,180,442	1.3
170,268		TJX Cos., Inc.	9,475,414	1.1
			66,531,605	7.7

		Consumer Staples: 8.5%
59,230		Constellation Brands, Inc.	11,224,677	1.3
189,433		Philip Morris International, Inc.	14,205,581	1.6
121,795		Procter & Gamble Co.	16,928,287	2.0
202,801		Sysco Corp.	12,618,278	1.5
130,212		Walmart, Inc.	18,217,961	2.1
			73,194,784	8.5

		Energy: 3.9%
258,299	(1)	BP PLC ADR	4,509,901	0.5
191,937		Chevron Corp.	13,819,464	1.6
152,584		Concho Resources, Inc./Midland TX	6,732,006	0.8
136,853		Diamondback Energy, Inc.	4,122,012	0.5
107,460		Valero Energy Corp.	4,655,167	0.5
			33,838,550	3.9

		Financials: 18.8%
472,241		American International Group, Inc.	13,000,795	1.5
265,487	(1)	Apollo Global Management, Inc.	11,880,543	1.4
797,468		Bank of America Corp.	19,211,004	2.2
414,620		Citigroup, Inc.	17,874,268	2.1
162,394		Discover Financial Services	9,383,125	1.1
175,971		First American Financial Corp.	8,958,684	1.0
84,826		Goldman Sachs Group, Inc.	17,047,481	2.0
351,289		Hartford Financial Services Group, Inc.	12,948,513	1.5
198,927		Intercontinental Exchange, Inc.	19,902,646	2.3
603,255		SLM Corp.	4,880,333	0.6
365,768		Truist Financial Corp.	13,917,473	1.6
373,421		US Bancorp	13,387,143	1.5
			162,392,008	18.8

		Health Care: 14.5%
119,370	(2)	Alcon, Inc.	6,798,122	0.8
7,833	(2)	Biogen, Inc.	2,222,065	0.3
244,944		Bristol-Myers Squibb Co.	14,767,674	1.7
75,565		Cigna Corp.	12,801,467	1.5
180,521		Johnson & Johnson	26,875,966	3.1
245,751		Medtronic PLC	25,538,444	2.9
119,503		Novartis AG ADR	10,391,981	1.2
34,449		Thermo Fisher Scientific, Inc.	15,209,922	1.8
79,605		Zimmer Biomet Holdings, Inc.	10,837,425	1.2
			125,443,066	14.5

		Industrials: 12.5%
53,332		Cummins, Inc.	11,261,585	1.3
70,145		L3Harris Technologies, Inc.	11,913,427	1.4
89,626		Norfolk Southern Corp.	19,179,068	2.2
43,771		Old Dominion Freight Line	7,919,049	0.9
74,656		Parker Hannifin Corp.	15,105,895	1.8
298,386		Raytheon Technologies Corp.	17,169,130	2.0
213,190		Timken Co.	11,559,162	1.3
78,660	(2)	United Rentals, Inc.	13,726,170	1.6
			107,833,486	12.5

		Information Technology: 9.3%
15,897	(2)	Adobe, Inc.	7,796,366	0.9
39,695		Broadcom, Inc.	14,461,682	1.7
127,133	(2)	Fiserv, Inc.	13,101,056	1.5
609,415		HP, Inc.	11,572,791	1.3
84,250		MKS Instruments, Inc.	9,202,627	1.1
85,288		Motorola Solutions, Inc.	13,374,011	1.6
85,195		NXP Semiconductor NV - NXPI - US	10,633,188	1.2
			80,141,721	9.3

		Materials: 4.7%
41,900		Air Products & Chemicals, Inc.	12,480,334	1.4
330,172		CF Industries Holdings, Inc.	10,139,582	1.2
118,620		Eastman Chemical Co.	9,266,594	1.1
83,549		Reliance Steel & Aluminum Co.	8,525,340	1.0
			40,411,850	4.7

		Real Estate: 4.7%
191,817		American Homes 4 Rent	5,462,948	0.6
294,052		MGM Growth Properties LLC	8,227,575	0.9
110,882		ProLogis, Inc.	11,156,947	1.3
169,035	(1)	Spirit Realty Capital, Inc.	5,704,931	0.7
1,629,052		VEREIT, Inc.	10,588,838	1.2
			41,141,239	4.7

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 5.8%
72,163		DTE Energy Co.	$8,301,631	1.0
126,911		Entergy Corp.	12,504,541	1.4
361,639		Exelon Corp.	12,932,211	1.5
60,241		NextEra Energy, Inc.	16,720,492	1.9
440,822	(2),(3)	PRIME AET&D Holdings NO 1	–	–
			50,458,875	5.8

	Total Common Stock
	(Cost $832,287,429)		861,484,657	99.6

OTHER(4): –%
		Communications: –%
32,517	(3),(5)	Tribune Co. (Escrow)	–	–

		Energy: –%
1,685,000	(3),(5)	Samson Investment Co. (Escrow)	–	–

	Total Other
	(Cost $30,842)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(6)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2015	–	–

	Total Corporate Bonds/Notes
	(Cost $787,908)		–	–

	Total Long-Term Investments
	(Cost $833,106,179)		861,484,657	99.6

SHORT-TERM INVESTMENTS: 2.2%
		Repurchase Agreements: 1.9%
1,335,963	(7)	BNP Paribas S.A., Repurchase Agreement dated 09/30/20, 0.24%, due 10/01/20 (Repurchase Amount $1,335,972, collateralized by various U.S. Government Securities, 0.750%-7.875%, Market Value plus accrued interest $1,402,761, due 08/10/21-08/21/40)	1,335,963	0.2
1,666,980	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/20, 0.10%, due 10/01/20 (Repurchase Amount $1,666,985, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $1,700,320, due 10/25/20-06/20/69)	1,666,980	0.2
1,891,551	(7)	Citadel Securities LLC, Repurchase Agreement dated 09/30/20, 0.12%, due 10/01/20 (Repurchase Amount $1,891,557, collateralized by various U.S. Government Securities, 0.000%-7.500%, Market Value plus accrued interest $1,929,390, due 10/08/20-08/15/50)	1,891,551	0.2
3,922,047	(7)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $3,922,056, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $4,000,488, due 11/27/20-11/01/59)	3,922,047	0.5
2,513,782	(7)	Deutsche Bank Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $2,513,788, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $2,564,058, due 10/20/20-02/15/50)	2,513,782	0.3

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,158,503	(7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/20, 0.13%, due 10/01/20 (Repurchase Amount $1,158,507, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.875%, Market Value plus accrued interest $1,181,677, due 02/15/21-07/20/70)	$1,158,503	0.1
3,922,047	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $3,922,056, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $4,000,488, due 10/27/20-07/15/61)	3,922,047	0.4

	Total Repurchase Agreements
	(Cost $16,410,873)		16,410,873	1.9

Shares			Value	Percentage of Net Assets
		Mutual Funds(7): 0.3%
151,000	(7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	151,000	0.0
2,414,000	(7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%	2,414,000	0.3
138,000	(7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	138,000	0.0
	Total Mutual Funds
	(Cost $2,703,000)		2,703,000	0.3

	Total Short-Term Investments
	(Cost $19,113,873)		19,113,873	2.2

	Total Investments in Securities (Cost $852,220,052)		$880,598,530	101.8
	Liabilities in Excess of Other Assets		(15,188,022)	(1.8)
	Net Assets		$865,410,508	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$80,097,473	$–	$–	$80,097,473
Consumer Discretionary	66,531,605	–	–	66,531,605
Consumer Staples	73,194,784	–	–	73,194,784
Energy	33,838,550	–	–	33,838,550
Financials	162,392,008	–	–	162,392,008
Health Care	125,443,066	–	–	125,443,066
Industrials	107,833,486	–	–	107,833,486
Information Technology	80,141,721	–	–	80,141,721
Materials	40,411,850	–	–	40,411,850
Real Estate	41,141,239	–	–	41,141,239
Utilities	50,458,875	–	–	50,458,875
Total Common Stock	861,484,657	–	–	861,484,657
Corporate Bonds/Notes	–	–	–	–
Other	–	–	–	–
Short-Term Investments	2,703,000	16,410,873	–	19,113,873
Total Investments, at fair value	$864,187,657	$16,410,873	$–	$880,598,530

At September 30, 2020, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$–
Tribune Co. (Escrow)	8/16/2015	–	–
		$30,842	$–

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $854,252,408.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$77,656,429
Gross Unrealized Depreciation	(51,174,535)
Net Unrealized Appreciation	$26,481,894